Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 8,935,000,000	€ 7,063,000,000	€ 7,074,000,000
Debt Origination		412,000,000	1,573,000,000	1,500,000,000
Equity Origination		101,000,000	544,000,000	369,000,000
Advisory		485,000,000	491,000,000	244,000,000
Origination and Advisory		998,000,000	2,608,000,000	2,114,000,000
Other		84,000,000	(40,000,000)	99,000,000
Total net revenues		10,016,000,000	9,631,000,000	9,286,000,000
Provision for credit losses		319,000,000	104,000,000	690,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,376,000,000	2,197,000,000	2,079,000,000
General and administrative expenses		3,805,000,000	3,587,000,000	3,325,000,000
Restructuring activities		15,000,000	47,000,000	14,000,000
Total noninterest expenses		6,196,000,000	5,831,000,000	5,418,000,000
Noncontrolling interests		15,000,000	(17,000,000)	11,000,000
Profit (loss) before income taxes		3,487,000,000	3,714,000,000	3,166,000,000
Total assets	[1],[2]	676,714,000,000	615,906,000,000	573,536,000,000
Loans (gross of allowances for loan losses)		€ 103,000,000,000	€ 93,000,000,000	€ 69,000,000,000
Employees (full-time equivalent)		7,657	7,152	7,492

[1]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.